Other Expense, Net - Other Expense, Net (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Components of Other Expense (Income), Net [Line Items]
Asset Impairment Charges	$ 615	$ 79
Business Combination, Bargain Purchase, Gain Recognized, Amount	0	9
Business Combination Bargain Purchase Gain Recognized Amount Net Of Tax		9
Impairment of intangible assets, finite-lived	212
Impairment charge of net assets	379
Non-cash asset impairment charges	591
Non-cash asset impairment charges net of tax	554
Patents and Technology [Member]
Components of Other Expense (Income), Net [Line Items]
Impairment of intangible assets, finite-lived	158
Customer Relationships [Member]
Components of Other Expense (Income), Net [Line Items]
Impairment of intangible assets, finite-lived	54
Fisker Inc [Member]
Components of Other Expense (Income), Net [Line Items]
Recognition of deferred revenue	0	196
Power & Vision [Member]
Components of Other Expense (Income), Net [Line Items]
Restructuring charges related to rightsizing activities	41
Restructuring charges related to rightsizing activities net of tax	37
Equity losses related to restructuring activities	10
Equity losses related to restructuring activities net of tax	10
Body Exteriors & Structures [Member]
Components of Other Expense (Income), Net [Line Items]
Business Combination, Consideration Transferred		5
Restructuring charges related to rightsizing activities	9
Restructuring charges related to rightsizing activities net of tax	9
Power And Vision Segment [Member]
Components of Other Expense (Income), Net [Line Items]
Asset Impairment Charges		79
Asset Impairment Charges Net Of Tax		$ 79
Body Exteriors And Structures Segment [Member]
Components of Other Expense (Income), Net [Line Items]
Asset Impairment Charges	24
Asset Impairment Charges Net Of Tax	24
Complete Vehicles [Member]
Components of Other Expense (Income), Net [Line Items]
Restructuring charges related to rightsizing activities	58
Restructuring charges related to rightsizing activities net of tax	$ 58